Fair Values of Financial Instruments - Summary of Financial Assets Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
YTD Losses, Individually assessed loans	$ 314	$ 327
YTD Losses, OREO	(67)	(96)
OREO	2,615	2,052
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Individually assessed loans	45,308	6,125
OREO	2,615	2,052
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Individually assessed loans	0	0
OREO	0	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Individually assessed loans	44,722	1,801
OREO	2,615	2,013
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Individually assessed loans	586	4,324
OREO	$ 0	$ 39